Equity-accounted Investments - Financial Information of Synergy Ballard JVCo (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment Other Entities [Roll Forward]
Investments, beginning balance	$ 24,026
Equity in loss	(10,131)	$ (11,617)	[1]
Investments, ending balance	13,901	24,026
Synergy Ballard JVCo
Investment Other Entities [Roll Forward]
Investments, beginning balance	0	0
Recognition of 49% profit on inventory not yet sold to third party, net	200	18
Equity in loss	(200)	(18)
Investments, ending balance	$ 0	$ 0
Proportion of ownership interest in joint venture	10.00%

[1]	Comparative information has been restated due to a discontinued operation (note 7).